Commitments and contingencies - Investigation and Remediation Costs in Next Five Years (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Estimated cash flows for site investigation and remediation costs in the next five years and thereafter
2014	10,111
2015	27,285
2016	17,873
2017	2,128
2018	1,784
Thereafter to 2046	18,548
Estimated environmental remediation costs	77,729